Document And Entity Information	Oct. 11, 2023
Document Information [Line Items]
Entity, Registrant Name	WAVEDANCER, INC
Document, Type	8-K
Document, Period End Date	Oct. 11, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41092
Entity, Tax Identification Number	54-1167364
Current Fiscal Year End Date	--12-31
Entity, Address, Address Line One	12015 Lee Jackson Memorial Highway
Entity, Address, Address Line Two	Suite 210
Entity, Address, City or Town	Fairfax
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	22030
City Area Code	703
Local Phone Number	383-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000803578